TRADE RECEIVABLES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2015	Mar. 31, 2015
TRADE RECEIVABLES
Balance at the beginning of the period	$ 2,777	$ 6,908	$ 6,756
Warranty expense provision	9,029	7,874	5,226
Charge offs against reserve	(9,022)	(12,005)	(5,074)
Balance at the end of the period	2,784	2,777	$ 6,908
Trade receivables, net	37,697	11,658		$ 41,834	$ 39,220
Warranty and other trade receivables	4,180	3,396		4,311	4,742
Kiosk Sales & Services Reporting Units
TRADE RECEIVABLES
Trade receivables, net	5,247	$ 8,262		4,723	4,301
Gaming
TRADE RECEIVABLES
Trade receivables, net	$ 28,270			$ 32,800	$ 30,177